Investment in equity method investees (Tables)	12 Months Ended
Dec. 31, 2018
Investment in equity method investees
Schedule of Investment in equity method investees

	As of
	December 31,
	2017	2018
	RMB	RMB
Kunshan Baowei Information Technology Limited (i)	—	271,959
Shenzhen Tencent Puhe Limited Partnership (ii)	—	293,481
Ovation (iii)	46,630	48,292
Others	19,704	53,695
Total	66,334	667,427

The Group's principal equity method investments and its ownership interest (direct and indirect) for each at December 31, 2017 and 2018 are as follows:

(i)In November 2018, the Group entered into an agreement with another PRC company, to set up a joint venture, Kunshan Baowei Information Technology Limited ("Baowei"), which is incorporated in PRC. The Group was entitled to 45% equity interest, for a total consideration of RMB 272 million pursuant to the agreement.

(ii)In May 2018, the Group acquired 14% limited partnership interest in Shenzhen Tencent Puhe Limited Partnership ("Puhe"), which is a PRC limited partnership company, for a total consideration of RMB362.5 million.

(iii)In February 2014, the Group acquired a 23% equity interest in Ovation, which is a British Virgin Island ("BVI") company that engages in research and development, and distribution of beauty products and production and publication of TV programme, for a total consideration of approximately US$55,777 (approximately RMB339,303) pursuant to a share purchase and subscription agreement with Ovation and certain of its existing shareholders.